Description of Plan - Vesting Percentages (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
Less than 1 year
EBP, Description of Plan [Line Items]
Vesting percentage	0.00%
1 year but less than 2
EBP, Description of Plan [Line Items]
Vesting percentage	20.00%
2 years but less than 3
EBP, Description of Plan [Line Items]
Vesting percentage	40.00%
3 years but less than 4
EBP, Description of Plan [Line Items]
Vesting percentage	60.00%
4 years but less than 5
EBP, Description of Plan [Line Items]
Vesting percentage	80.00%
5 years or more
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%